Stockholders' (Deficit) Equity (Details) - Roth CH Acquisition IV Co. [Member] - $ / shares		3 Months Ended	12 Months Ended
	Dec. 20, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		3,336,500	3,336,500	3,336,500
Common stock, shares outstanding		3,336,500	3,336,500	3,336,500
Common stock subject to possible redemption		2,378,249	2,378,249	11,500,000
Number of shares redeemable	9,121,751		9,121,751
Redemption price per share (in Dollars per share)	$ 10.24		$ 10.24
Warrants expire term		5 years
Common stock equals or exceeds (in Dollars per share)		$ 18
Issue price per share of common stock (in Dollars per share)		$ 9.2
Public warrants description			• in whole and not in part;• at a price of $0.01 per warrant;• at any time after the warrants become exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30-day trading period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Price per share of common stock (in Dollars per share)			$ 9.2
Equity proceeds percentage			60.00%
Market value price per share (in Dollars per share)			$ 9.2
Percentage of market value			115.00%
Price per share redemption trigger price (in Dollars per share)			$ 18
Percentage market price			180.00%
Public Warrants [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Warrants outstanding			5,750,000	5,750,000
Private Placement [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Warrants outstanding			230,750	230,750
Common Stock [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock Not Subject To Redemption [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock, shares issued		3,336,500
Common stock, shares outstanding			3,336,500
Common Stock Subject To Redemption [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Common stock subject to possible redemption		2,378,249	2,378,249
Number of shares redeemable			9,121,751
Public Warrants [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Public warrants		5,750,000	5,750,000
Price per warrant (in Dollars per share)		$ 0.01
Issue price per share of common stock (in Dollars per share)		$ 9.2
Percentage of issuance		60.00%
Percentage of market value		115.00%
Share redemption trigger price (in Dollars per share)		$ 18
percentage of market price		180.00%
Private Placement Warrants [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Warrants outstanding		230,750	230,750
Extension Amendment Agreement [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Number of shares redeemable		9,121,751
Redemption price per share (in Dollars per share)		$ 10.24
Extension Amendment Agreement [Member] | Common Stock Subject To Redemption [Member]
Stockholders' (Deficit) Equity (Details) [Line Items]
Number of shares redeemable	9,121,751
Redemption price per share (in Dollars per share)	$ 10.24